Accounts Receivable (Tables)	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Accounts Receivable (Tables) [Line Items]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	August 31, 2025	May 31, 2025
Unbilled revenue from contracts with customers	$11,913	$-
Management services revenue from Aptorum	88,700	-
Total	$100,613	$-